Short-Term and Long-Term Bank Loan - Schedule of Short-Term Bank Loan and Current Portion of Long-Term Bank Loans (Details) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2025
Schedule of Short-Term Bank Loan and Current Portion of Long-Term Bank Loans [Line Items]
Short-term bank loans, total		$ 34,704
Current portion of long-term bank loans, total		180,493	371,558
Non-current portion of long-term bank loans, total		$ 1,119,276	1,503,797
Livi Bank [Member]
Schedule of Short-Term Bank Loan and Current Portion of Long-Term Bank Loans [Line Items]
Short-term bank loans, Annual Interest Rate	[1]	3.00%
Short-term bank loans, Last payment date	[1]	July 5, 2024
Short-term bank loans, total	[1]	$ 34,704
Bank of China Ltd [Member]
Schedule of Short-Term Bank Loan and Current Portion of Long-Term Bank Loans [Line Items]
Current portion of long-term bank loans, Annual Interest Rate	[1]
Current portion of long-term bank loans, Last payment date	[1]	February 4, 2026
Current portion of long-term bank loans, total	[1]	$ 53,822	51,307
Bank of China Ltd [Member]
Schedule of Short-Term Bank Loan and Current Portion of Long-Term Bank Loans [Line Items]
Current portion of long-term bank loans, Annual Interest Rate	[1]
Current portion of long-term bank loans, Last payment date	[1]	October 19, 2033
Current portion of long-term bank loans, total	[1]	$ 35,173	88,852
Livi Bank [Member]
Schedule of Short-Term Bank Loan and Current Portion of Long-Term Bank Loans [Line Items]
Current portion of long-term bank loans, Annual Interest Rate	[1]	4.02%
Current portion of long-term bank loans, Last payment date	[1]	January 10, 2030
Current portion of long-term bank loans, total	[1]		131,881
Standard Charted Bank [Member]
Schedule of Short-Term Bank Loan and Current Portion of Long-Term Bank Loans [Line Items]
Current portion of long-term bank loans, Annual Interest Rate	[2]	3.96%
Current portion of long-term bank loans, Last payment date	[2]	April 24, 2027
Current portion of long-term bank loans, total	[2]	$ 91,498	99,518
Bank of China Ltd [Member]
Schedule of Short-Term Bank Loan and Current Portion of Long-Term Bank Loans [Line Items]
Non-current portion of long-term bank loans, Annual Interest Rate	[1]
Non-current portion of long-term bank loans, Last payment date	[1]	February 4, 2026
Non-current portion of long-term bank loans, total	[1]	$ 51,052
Bank of China Ltd [Member]
Schedule of Short-Term Bank Loan and Current Portion of Long-Term Bank Loans [Line Items]
Non-current portion of long-term bank loans, Annual Interest Rate	[1]
Non-current portion of long-term bank loans, Last payment date	[1]	October 19, 2033
Non-current portion of long-term bank loans, total	[1]	$ 853,722	769,002
Livi Bank [Member]
Schedule of Short-Term Bank Loan and Current Portion of Long-Term Bank Loans [Line Items]
Non-current portion of long-term bank loans, Annual Interest Rate	[1]	4.02%
Non-current portion of long-term bank loans, Last payment date	[1]	January 10, 2030
Non-current portion of long-term bank loans, total	[1]		618,543
Standard Charted Bank [Member]
Schedule of Short-Term Bank Loan and Current Portion of Long-Term Bank Loans [Line Items]
Non-current portion of long-term bank loans, Annual Interest Rate	[2]	3.96%
Non-current portion of long-term bank loans, Last payment date	[2]	April 24, 2027
Non-current portion of long-term bank loans, total	[2]	$ 214,502	$ 116,252

[1]	The loans are guaranteed by Mr. Wong, Chairman of the Board of Directors of the Company.
[2]	The loan is guaranteed by Mr. Wong and Mr. Zhang, two Directors of the Company.